Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cost
Total cost	$ 39,560	$ 39,560
Accumulated depreciation	(32,866)	(21,458)
Total property and equipment, net	6,694	18,102
Furniture and fixtures [Member]
Cost
Total cost	13,341	13,341
Software [Member]
Cost
Total cost	$ 26,219	$ 26,219